Deposits (Tables)	9 Months Ended
Jul. 31, 2022
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Summary of Deposits

					As at
	July 31, 2022						April 30 2022	October 31 2021
	Payable on demand (1)		Payable after notice (2)
($ millions)	Interest- bearing	Non-interest- bearing			Payable on a fixed date (3)	Total	Total	Total
Personal	$8,267	$10,060	$162,460		$78,716	$259,503	$252,847	$243,551
Business and government	163,970	35,515	42,897		324,584	566,966	569,268	511,348
Financial institutions	11,693	1,694	1,887		37,839	53,113	54,439	42,360
	$183,930	$47,269	$207,244	(4)	$441,139	$879,582	$876,554	$797,259
Recorded in:
Canada	$129,989	$28,550	$174,613		$289,910	$623,062	$622,887	$571,254
United States	42,619	135	793		53,122	96,669	94,811	87,626
United Kingdom	–	–	459		22,978	23,437	22,772	17,232
Mexico	–	6,147	8,029		13,438	27,614	26,960	24,259
Peru	5,136	100	5,505		4,734	15,475	15,630	14,520
Chile	1,292	5,090	152		15,199	21,733	20,702	20,631
Colombia	60	607	4,790		3,889	9,346	9,886	9,184
Other International	4,834	6,640	12,903		37,869	62,246	62,906	52,553
Total (5)	$183,930	$47,269	$207,244		$441,139	$879,582	$876,554	$797,259
(1)	Deposits payable on demand include all deposits for which we do not have the right to notice of withdrawal, generally chequing accounts.
(2)	Deposits payable after notice include all deposits for which we require notice of withdrawal, generally savings accounts.
(3)	All deposits that mature on a specified date, generally term deposits, guaranteed investments certificates and similar instruments.
(4)	Includes $151 (April 30, 2022 – $157; October 31, 2021 – $193) of non-interest-bearing deposits.
(5)
Deposits denominated in U.S. dollars amount to $302,109 (April 30, 2022 – $306,726; October 31, 2021 – $259,027), deposits denominated in Chilean pesos amount to $18,089 (April 30, 2022 – $17,298; October 31, 2021 – $17,841), deposits denominated in Mexican pesos amount to $25,470 (April 30, 2022 – $24,912; October 31, 2021 – $22,032) and deposits denominated in other foreign currencies amount to $100,889 (April 30, 2022 – $104,324; October 31, 2021 – $82,871).

Summary of Maturity Schedule for Term Deposits
The following table presents the maturity schedule for term deposits in Canada greater than $100,000
(1)
.

($ millions)	Within three months	Three to six months	Six to twelve months	One to five years	Over five years	Total
As at July 31, 2022	$45,372	$23,523	$57,173	$111,406	$20,996	$258,470
As at April 30, 2022	$46,662	$23,001	$50,159	$112,031	$22,406	$254,259
As at October 31, 2021	$34,829	$24,372	$30,918	$90,433	$20,688	$201,240
(1)	The majority of foreign term deposits are in excess of $100,000.